SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Advertising expense	$ 45,758	$ 239,414	$ 118,697	$ 27,810
Bad debt allowances for accounts receivable	0		0	0
Contract liabilities	50,300		337,500	73,648
Capitalized software	93,491	0	390,936	0
Amorization expense of software	9,214	0	10,791	0
Unamortized costs of capitalized software	542,310		458,033	0
Impairment loss of goodwill	0	0	0	240,000
Impairment loss of long lived assets		$ 0	$ 0	$ 0
Potential shares issuable upon conversion of warrants			8,936,529	127,922
Accounts Receivable, after Allowance for Credit Loss	$ 118,715		$ 243,381	$ 213,422
Tinderblog Agency [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss			$ 125,000
Tinderblog Agency [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage			59.00%
Reinman Agency [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss				$ 0
Reinman Agency [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage				0.00%
Warrant [Member]
Product Information [Line Items]
Potential shares issuable upon conversion of warrants			165,077	0
Convertible Debt Securities [Member]
Product Information [Line Items]
Potential shares issuable upon conversion of warrants	79,893,858		8,936,529
Warrant [Member]
Product Information [Line Items]
Potential shares issuable upon conversion of warrants	165,077		165,077